Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Schedule of Exchange Rate	Below are the exchange rate of the U.S. dollar in relation to the NIS:
Exchange rate of
U.S. $ 1
As of	NIS

December 31, 2024	3.647
December 31, 2023	3.627